Changes in Accounting Policies (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	[1]
Changes In Accounting Policies
Operating lease commitments disclosed as at 30 June 2019	$ 104,851
Discounted using the lessee's incremental borrowing rate of at the date of initial application	98,302
Lease liability recognised as at 1 July 2019	98,302
Of which are:
Current lease liabilities	37,197
Non-current lease liabilities	$ 61,105

[1]	Included in the line items 'other current liabilities' and 'other non-current liabilities' in the condensed consolidated balance sheet.